Fair value - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Fair value
AM Flow fair value		€ 307
Indirect % of ownership Materialise NV in AM Flow BV		5.00%
Fair value of non-listed equity investment	€ 0
Fair value adjustment in equity investment	€ 3,443
Ditto carrying value		€ 3,494
Fluidda - Maturity years		7 years
Fluidda - Interest rate		10.00%
Fluidda - Discount rate		12.67%
Fluidda - Sensitivity WACC		1.00%
Fluidda - Sensitivity WACC +		€ 63
Fluidda - Sensitivity WACC -		€ 61